Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$17,626	$—	$—	$17,626
CFE assets:
Finance receivables	—	—	214,420	214,420
Finance receivables at fair value	—	—	289,428	289,428
Other assets (beneficial interests in securitizations)	—	2,184	—	2,184
Total financial assets	$17,626	$2,184	$503,848	$523,658
Financial Liabilities
CFE liabilities:
Securitization debt of consolidated VIEs	—	125,707	16,922	142,629
Total financial liabilities	$—	$125,707	$16,922	$142,629
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$27,121	$—	$—	$27,121
CFE assets:
Finance receivables	—	—	316,998	316,998
Finance receivables at fair value	—	—	31,672	31,672
Other assets (beneficial interests in securitizations)	—	4,485	—	4,485
Total financial assets	$27,121	$4,485	$348,670	$380,276
Financial Liabilities
CFE liabilities:
Securitization debt of consolidated VIEs	—	314,095	—	314,095
Total financial liabilities	$—	$314,095	$—	$314,095

Schedule of Reconciliation of Financial Assets Measured at Fair Value on a Recurring Basis Using Level 3 Inputs

The following table presents a reconciliation of the financial assets, which were measured at fair value on a recurring basis using Level 3 inputs (in thousands):

	Finance Receivables of Consolidated CFEs	Finance Receivables at Fair Value	Securitization Debt of Consolidated CFEs
Fair value as of January 1, 2024	$316,998	$31,672	$—
Transfer within Level 3 categories	52,279	(52,279)	—
Transfers into Level 3	—	—	20,864
Losses included in realized and unrealized losses	(55,166)	(21,513)	(3,942)
Losses included in Warranties and GAP	(2,571)	(1,931)	—
Issuances, net of discount	—	404,089	—
Paydowns	(109,136)	(68,163)	—
Other	12,016	(2,447)	—
Fair value as of December 31, 2024	$214,420	$289,428	$16,922
	Finance Receivables of Consolidated CFEs	Finance Receivables at Fair Value
Fair value as of January 1, 2023	$77,904	$75,270
Reclassification of finance receivables held for sale to finance receivables at fair value, net	248,081	—
Transfer within Level 3 categories	23,338	(23,338)
Consolidation of VIEs	180,706	—
Losses included in realized and unrealized losses	(80,677)	(1,398)
Losses included in Warranties and GAP	(4,296)	(78)
Issuances, net of discount	—	3,392
Paydowns	(151,032)	(23,716)
Other	22,974	1,540
Fair value as of December 31, 2023	$316,998	$31,672

Schedule of Gains or Losses Recorded Related to Eligible Financial Instruments

The following table presents the gains or losses recorded in “Realized and unrealized losses, net of recoveries” in the consolidated statements of operations related to the eligible financial instruments for which the fair value option was elected (in thousands):

	Year Ended December 31,
	2024	2023
Financial Assets
Finance receivables of CFEs	$45,569	$75,064
Finance receivables at fair value	21,455	(2,103)
Beneficial interests in securitizations	(216)	1,103
Financial Liabilities
Debt of securitized VIEs	(7,358)	(5,635)
Total net loss included in “Realized and unrealized losses, net of recoveries”	$59,450	$68,429

Schedule of Other Relevant Data Related to Finance Receivables Carried at Fair Value

The following table presents other relevant data related to the finance receivables carried at fair value (in thousands):

As of December 31, 2024	Finance Receivables of CFEs at Fair Value	Finance Receivables at Fair Value
Aggregate unpaid principal balance included within finance receivables that are reported at fair value	$244,345	$331,882
Aggregate fair value of finance receivables that are reported at fair value	$214,420	$289,428
Unpaid principal balance of receivables within finance receivables that are reported at fair value and are on nonaccrual status (90 days or more past due)	$5,969	$3,663
Aggregate fair value of receivables carried at fair value that are on nonaccrual status (90 days or more past due)	$5,228	$2,551
As of December 31, 2023	Finance Receivables of CFEs at Fair Value	Finance Receivables at Fair Value
Aggregate unpaid principal balance included within finance receivables that are reported at fair value	$361,609	$36,207
Aggregate fair value of finance receivables that are reported at fair value	$316,998	$31,672
Unpaid principal balance of receivables within finance receivables that are reported at fair value and are on nonaccrual status (90 days or more past due)	$6,700	$717
Aggregate fair value of receivables carried at fair value that are on nonaccrual status (90 days or more past due)	$5,921	$544

Schedule of Other Relevant Data Related to Debt of Securitized VIEs Carried at Fair Value

The following table presents other relevant data related to securitization debt of consolidated VIEs carried at fair value (in thousands):

As of December 31, 2024	Securitization debt of consolidated VIEs at Fair Value
Aggregate unpaid principal balance of rated notes of securitized VIEs	$153,160
Aggregate fair value of rated notes of securitized VIEs	$142,629
As of December 31, 2023	Securitization debt of consolidated VIEs at Fair Value
Aggregate unpaid principal balance of rated notes of securitized VIEs	$318,085
Aggregate fair value of rated notes of securitized VIEs	$314,095

Schedule of Significant Unobservable Inputs in Discounted Cashflow	The significant unobservable inputs utilized in the discounted cashflow model include the following:
Unobservable inputs	Inputs as of December 31, 2024
Cumulative net loss	24.2%
Recoveries	30%
Discount Rate	17% – 19%
The significant unobservable inputs utilized in the discounted cashflow model include the following:
	Inputs as of December 31,
Unobservable inputs	2024	2023
Cumulative net loss	19.3% – 33.2%	20.6% – 27.3%
Recoveries	26.3% – 47.2%	12.7% – 20.1%
Discount Rate	14.5%	15.0%

Schedule of Fair Value of Financial Instruments Not Carried at Fair Value	The fair value of the Notes, which are not carried at fair value on the accompanying consolidated balance sheets, was determined utilizing actual bids and offer prices of the Notes in markets that are not active and are classified within Level 2 of the fair value hierarchy.
	December 31,
	2024	2023
Carrying value	$290,488	$286,800
Fair value	$145,244	$152,506
December 31, 2024
Carrying value	$210,727
Fair value	$213,988